UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21110

                     OFI TREMONT CORE STRATEGIES HEDGE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



FUND INVESTMENT ALLOCATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FUND INVESTMENT ALLOCATION

Long/Short Equity                                    33.2%
Event Driven                                         30.0
Fixed Income Arbitrage                                6.1
Equity Market Neutral                                 6.1
Multi Strategy                                        5.8
Global Macro                                          4.7
Managed Futures                                       4.1
Cash Equivalents                                      3.9
Convertible Arbitrage                                 3.6
Emerging Markets                                      2.5

Fund's holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total investments in investment funds and short-term investment.
--------------------------------------------------------------------------------


                   6 | OFI TREMONT CORE STRATEGIES HEDGE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; administration fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other registered investment companies.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                    BEGINNING           ENDING              EXPENSES PAID DURING
                    ACCOUNT VALUE       ACCOUNT VALUE       6 MONTHS ENDED
                    (4/1/05)            (9/30/05)           SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Actual              $ 1,000.00          $ 1,034.80          $ 7.47
--------------------------------------------------------------------------------
Hypothetical          1,000.00            1,017.75            7.41

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio for the 6-month period ended September 30, 2005 was 1.46%.

The expense ratio reflects voluntary waivers of expenses by the Fund's Adviser that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such reimbursements.
--------------------------------------------------------------------------------


                   7 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF INVESTMENTS  September 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                         % OF                                     % OF
                                                   INVESTMENT                            FAIR      NET                   ACQUISITION
                                                    FUND HELD            COST           VALUE   ASSETS   LIQUIDITY 1          DATE 2
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Quattro Domestic Partners, L.P.                           6.8%  $   8,700,000   $   8,694,183      3.7%  Quarterly             04/04

------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Forum Absolute Return Fund Ltd.                           1.5       6,000,000       6,119,906      2.6   Quarterly             05/05

------------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors
The 32 Capital Fund Ltd.                                  0.7       5,225,002       6,781,185      2.9   Monthly         01/03-01/04
O'Connor Global Fundamental Market
Neutral Long/Short Ltd.                                   0.9       7,500,000       8,128,500      3.4   Monthly               04/05
                                                                --------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                        12,725,002      14,909,685      6.3

------------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                       4.7       9,500,000      10,970,534      4.7   Quarterly              4/04
GoldenTree Credit Opportunities Ltd.                      1.1       5,895,579       6,595,488      2.8   Semi-Annually         01/05
Highland Crusader Fund II Ltd.                            1.3       6,000,000       6,037,200      2.6   Quarterly             09/05
Mariner - Tricedia Credit Strategies Ltd.                 6.9       6,000,000       6,194,225      2.6   Semi-Annually          5/05
Perry Partners, L.P.                                      0.4      13,000,000      13,476,569      5.7   Semi-Annually   02/05-03/05
SOLUS LLC                                                 7.3       5,000,000       5,559,884      2.4   Quarterly             12/04
SRS Strategic Opportunities, L.P.                        12.8       5,000,000       5,098,160      2.2   Quarterly             12/04
Third Point Partners, L.P.                                3.9      14,500,000      19,140,010      8.1   Quarterly        10/04-4/05
                                                                --------------------------------------
TOTAL EVENT DRIVEN                                                 64,895,579      73,072,070     31.1

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                      2.7       7,150,000       8,451,370      3.6   Quarterly       06/03-08/04
Oak Hill CCF Partners, L.P.                               1.6       6,000,000       6,575,062      2.8   Monthly         12/03-08/04
                                                                --------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                       13,150,000      15,026,432      6.4

------------------------------------------------------------------------------------------------------------------------------------
GLOBAL MACRO
The Keynes Leveraged Fund Ltd.                            2.5       8,000,000       8,126,156      3.4   Monthly               01/05
Vega Feeder Fund Ltd.                                     6.0       3,900,000       3,259,090      1.4   Monthly         01/04-04/04
                                                                --------------------------------------
TOTAL GLOBAL MACRO                                                 11,900,000      11,385,246      4.8

------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cumberland Partners                                       1.1       7,500,000       8,104,213      3.5   Semi-Annually         04/04
Empire Capital Partners, L.P.                             4.7       6,800,000       7,270,801      3.1   Quarterly       09/04-01/05
Endeavour Capital Partners, L.P.                          8.3       9,000,000       9,740,576      4.2   Annually        01/04-07/04
Hayground Cove Overseas Partners Ltd.                     2.2      10,500,000      10,428,119      4.4   Monthly         11/04-01/05
Highline Capital Partners (QP), L.P.                      5.5       8,050,000      10,417,755      4.4   Quarterly       10/03-04/04
Kinetics Fund, Inc.                                       0.9       9,500,000      13,715,657      5.8   Quarterly             04/04
MedCap Partners, L.P.                                     6.0       7,000,000       7,477,609      3.2   Quarterly       02/05-04/05
Trisun Capital Fund, L.P.                                 9.9      11,975,002      13,707,055      5.8   Annually        01/03-04/04
                                                                --------------------------------------
TOTAL LONG/SHORT EQUITY                                            70,325,002      80,861,785     34.4

------------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Graham Global Investment Fund II Ltd.                     0.9       4,100,000       2,801,720      1.2   Monthly         12/04-01/05
The Blenheim Fund L.P.                                    1.1       3,600,000       3,736,240      1.6   Monthly         12/04-01/05
Winton Futures Fund Ltd.                                  0.2       3,500,000       3,532,237      1.5   Monthly               08/05
                                                                --------------------------------------
TOTAL MANAGED FUTURES                                              11,200,000      10,070,197      4.3


                   8 | OFI TREMONT CORE STRATEGIES HEDGE FUND

                                                         % OF                                     % OF
                                                   INVESTMENT                            FAIR      NET                   ACQUISITION
                                                    FUND HELD            COST           VALUE   ASSETS   LIQUIDITY 1          DATE 2
------------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                       0.6%  $   8,100,002   $  10,444,077      4.4%  Annually        01/03-08/04
RAB Special Situations Fund Ltd.                          0.5       4,000,000       3,700,957      1.6   Quarterly             04/05
                                                                ---------------------------------------
Total Multi Strategy                                               12,100,002      14,145,034      6.0

Total Investments in Investment Funds                             210,995,585     234,284,538     99.6

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
Citibank II Money Market Deposit Account                            9,484,208       9,484,208      4.0

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
SHORT-TERM INVESTMENT                                           $ 220,479,793     243,768,746    103.6
                                                                =============
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (8,508,234)    (3.6)
                                                                                -----------------------
NET ASSETS                                                                      $ 235,260,512    100.0%
                                                                                =======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

September 30, 2005
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments in investment funds, at fair value (cost $210,995,585)                                $ 234,284,538
----------------------------------------------------------------------------------------------------------------
Cash and cash equivalents (cost $9,484,208)                                                           9,484,208
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investment funds sold                                                                                 7,380,029
Receivable from Adviser                                                                                 147,452
Other assets                                                                                             13,834
                                                                                                  --------------
Total assets                                                                                        251,310,061

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payables:
Shareholder redemptions                                                                              15,322,694
Management fee                                                                                          631,994
Administration fee                                                                                       62,132
Professional fees                                                                                        29,757
Trustees' fees and expenses                                                                                 530
Miscellaneous fees                                                                                        2,442
                                                                                                  --------------
Total liabilities                                                                                    16,049,549

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $ 235,260,512
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)        $         225
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          222,546,967
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (7,677,805)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                             (2,897,828)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           23,288,953
                                                                                                  --------------
NET ASSETS                                                                                        $ 235,260,512
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
(based on net assets of $235,260,512 and 225,491.127 shares of beneficial interest outstanding)   $    1,043.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $     114,694

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fee                                                        1,839,510
--------------------------------------------------------------------------------
Administration fee                                                      183,978
--------------------------------------------------------------------------------
Registration fees                                                        84,579
--------------------------------------------------------------------------------
Professional fees                                                        42,802
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               5,250
--------------------------------------------------------------------------------
Miscellaneous fees                                                       13,983
                                                                  --------------
Total expenses                                                        2,170,102
Less: Waiver of expenses by the Adviser                                (376,375)
                                                                  --------------
Net expenses                                                          1,793,727

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,679,033)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                        (85,351)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 10,234,653

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   8,470,269
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             YEAR
                                                                                        ENDED            ENDED
                                                                           SEPTEMBER 30, 2005        MARCH 31,
                                                                                  (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $    (1,679,033)  $   (2,984,898)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               (85,351)       1,657,354
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                               10,234,653        8,425,967
                                                                              ---------------------------------
Net increase in net assets resulting from operations                                8,470,269        7,098,423

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                       --       (2,601,372)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                       --       (3,272,593)
---------------------------------------------------------------------------------------------------------------
Tax return of capital distribution                                                         --       (7,338,787)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest
   transactions                                                                   (13,278,952)     140,699,809

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          (4,808,683)     134,585,480
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 240,069,195      105,483,715
                                                                              ---------------------------------
End of year [including accumulated net investment loss of $7,677,805
   and $5,998,772 respectively]                                               $   235,260,512   $  240,069,195
                                                                              =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2005
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $  8,470,269
--------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss on investments                                         85,351
Net change in unrealized appreciation on investments                (10,234,653)
Purchases of investments                                            (42,000,000)
Proceeds from sales of investments                                   26,114,649
Decrease in receivable for investment funds sold                      9,112,410
Decrease in other assets                                                 22,682
Increase in receivable from Adviser                                    (118,771)
Increase in management fee payable                                      138,785
Increase in administration fee payable                                    1,798
Decrease in professional fees payable                                   (40,680)
Increase in Trustees' fees and expenses payable                             406
Decrease in miscellaneous fees payable                                   (2,990)
                                                                   -------------
Net cash used in operating activities                                (8,450,744)

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
Proceeds from shares of beneficial interest sold                     13,349,953
Payments of shares of beneficial interest redeemed                  (11,359,391)
                                                                   -------------
Net cash provided by financing activities                             1,990,562
--------------------------------------------------------------------------------
Net decrease in cash and cash equivalents                            (6,460,182)
--------------------------------------------------------------------------------
Cash and cash equivalents at beginning of year                       15,944,390
                                                                   -------------
Cash and cash equivalents at end of year                           $  9,484,208
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | OFI TREMONT CORE STRATEGIES HEDGE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                SIX MONTHS                                   YEAR
                                                                     ENDED                                  ENDED
                                                        SEPTEMBER 30, 2005                              MARCH 31,
                                                               (UNAUDITED)         2005         2004       2003 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $         1,008.24   $ 1,037.32   $ 1,021.95   $ 1,000.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                                (7.06)      (15.58)      (17.82)       (4.26)
Net realized and unrealized gain                                     42.14        52.77        82.47        26.21
                                                        -----------------------------------------------------------
Total income from investment operations                              35.08        37.19        64.65        21.95
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    --       (13.05)       (7.16)          --
Distributions from net realized gain                                    --       (16.41)      (12.66)          --
Tax return of capital distribution                                      --       (36.81)      (29.46)          --
                                                        -----------------------------------------------------------
Total dividends and/or distributions to shareholders                    --       (66.27)      (49.28)          --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $         1,043.32   $ 1,008.24   $ 1,037.32   $ 1,021.95
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    3.48%        3.27%        6.22%        2.20%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $          235,261   $  240,069   $  105,484   $   25,651
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4,5
Net investment loss                                                  (1.37)%      (1.45)%      (1.71)%      (1.68)%
Total expenses                                                        1.80%        1.78%        1.89%        2.46%
Expenses, net of waiver of expenses by the Adviser 6                  1.46%        1.48%        1.75%        1.75%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 6                                               11%          48%          38%           0%

1. For the period from January 2, 2003 (commencement of operations) to March 31, 2003.

2. Based on average shares outstanding during each period.

3. Assumes an investment on the last valuation date prior to the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Ratios do not reflect the Fund's proportionate share of income and expenses of the Investment Funds.

6. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

OFI Tremont Core Strategies Hedge Fund ("The Fund") was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 and commenced operations on January 2, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers employing a wide range of specialized investment strategies.

      Commencing on June 2, 2004, OppenheimerFunds, Inc. (the "Adviser") began serving as the Fund's investment adviser subject to the ultimate supervision of and subject to any policies established by the Board of Trustees (the "Board") of the Fund, pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Prior to that time and before the Adviser assumed the role of investment adviser, the Adviser's wholly-owned subsidiary, OFI Institutional Asset Management, Inc. ("OFIIAMI"), served as the Fund's investment adviser. Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The advisor is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

      Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser and the Investment Manager are registered as investment advisers under the Investment Advisers Act of 1940, as amended.

      Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

      The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offered to repurchase at a specified dollar amount of outstanding shares. Generally, the Fund will offer to repurchase shares four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund's Board will establish the amount of shares that the Fund will offer to repurchase. The Fund will generally pay the value of the shares repurchased approximately 45 days after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year end audit of the Fund.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the


                   15 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

--------------------------------------------------------------------------------
PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation (depreciation) on investments on the statement of operations. Realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight line basis.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      As of September 30, 2005 the Fund had available for federal income tax purposes an estimated capital loss carry-forward of $281,249. This estimated capital loss carryforward represents carryfoward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended March 31, 2005, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                   16 | OFI TREMONT CORE STRATEGIES HEDGE FUND

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS. Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates market value.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

As compensation for services provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.50% of the Fund's net assets determined as of the last day of each month (before any repurchases of shares). As of May 1, 2004 the Fund's Adviser waived a portion of its Management Fee under a voluntary undertaking to the Fund to limit these fees to an annual rate of 1.25% of the aggregate value of outstanding shares determined as of the last business day of the month (before any repurchases of shares). That undertaking may be amended or withdrawn at any time. For the period ended September 30, 2005, the Management Fee incurred by the Fund was $1,839,510 and the Adviser waived $306,552 in connection with its voluntary undertaking. The Adviser pays a monthly fee to the Investment Manager equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory Agreement. The fee is payable to the Investment Manager by the Adviser and not the Fund.

      Effective April 1, 2004, the Adviser has voluntarily undertaken to limit the Fund's total expenses to not more than 1.50% of the average monthly net assets of the Fund. That undertaking maybe amended or withdrawn at any time without notice to shareholders. Prior to April 1, 2004, a similar voluntary undertaking had limited the Fund's total expenses to not more than 1.75% of the average monthly net assets. For the period ended September 30, 2005, the Adviser waived additional management fees in the amount of $69,823 in connection with this voluntary undertaking.

      Under the terms of an administration agreement (the "Administration Agreement") with the Fund, the Adviser provides certain administrative services to the Fund, including, among others things, providing office space and other support services and personnel as necessary to provide such administration, accounting and shareholder services to the Fund. In consideration for these services, the Fund pays the Adviser a monthly fee (the "Administration Fee") computed at an annual rate of 0.15% of the Fund's net assets determined as of the last day of each month. For the period ended September 30, 2005, the Administration Fee incurred by the Fund was $183,978. The Adviser has retained the Investment Manager to provide the administration services subject to the supervision of the Adviser. The Adviser pays a monthly fee to the Investment Manager equal to 100% of the Administration Fee earned by the Adviser pursuant to the Administration Agreement. This fee is payable to the Investment Manager by the Adviser and not the Fund.

      The Adviser intends to pay a portion of its Management Fee, not to exceed ..25% (on an annualized basis) of the aggregate value of outstanding shares held by such shareholders to qualifying brokers, dealers and financial advisers that provide ongoing investor services and account maintenance services to shareholders that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling shareholder inquiries regarding the Fund; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund; assisting in the maintenance of Fund records containing shareholder information; and providing such other information and shareholder liaison services as the Adviser may reasonably request. This fee is payable by the Adviser and not the Fund.

      OFI owned 111.186 shares of the Fund, valued at $116,003 and $112,102, respectively, as of September 30, 2005 and March 31, 2005.

      Under the General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor is an affiliate of the Adviser and the Investment Manager.

      A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. These fees and out of pocket expenses are paid by the funds that the Board members oversee, including the Fund.

      Citibank, N.A. serves as custodian of the Fund's assets and provides custodial services for the Fund.


                   17 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED SEPTEMBER 30, 2005         YEAR ENDED MARCH 31, 2005
                                                         SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
Subscriptions                                        13,351.068     $  13,349,953      143,117.948    $ 147,153,159
Dividends and/or distributions reinvested                    --                --       12,454.168       13,212,752
Redemptions                                         (25,967.008)      (26,628,905)     (19,153.919)     (19,666,102)
                                              ----------------------------------------------------------------------
Net increase (decrease)                              (12,615.94)    $ (13,278,952)     136,418.197    $ 140,699,809
                                              ======================================================================

--------------------------------------------------------------------------------
5. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/ general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At September 30, 2005, the Fund had approximately 2.2% of capital invested in Investment Funds with lock-up provisions extending one year from September 30, 2005.

      For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of Investment Funds were $42,000,000 and $26,114,649 respectively.

--------------------------------------------------------------------------------
6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS

Effective October 1, 2005 the Fund received additional contributions from shareholders of approximately $393,196. Effective November 1, 2005 the Fund received new contributions from shareholders of approximately $680,000.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Adviser and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Adviser charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders


                   18 | OFI TREMONT CORE STRATEGIES HEDGE FUND of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the directors/trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   19 | OFI TREMONT CORE STRATEGIES HEDGE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.

      In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
FEES AND EXPENSES INCURRED INDIRECTLY  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund indirectly paid management fees of $1,642,035 during the period April 1, 2005 through September 30, 2005 as a result of its investments in Investment Funds. This amount represents 1.40% of the Fund's average net assets. The $1,642,035 only includes management fees incurred to Investment Funds that reported this detail to the Fund. Six Investment Funds that received management fees from the Fund did not report this detail to the Fund.

      In addition, the Fund indirectly incurred incentive allocation of $2,052,605 during the period January 1, 2005 through September 30, 2005 as a result of its investments in Investment Funds. This amount represents 1.74% of the Fund's average net assets. The $2,052,605 only includes incentive allocation incurred to Investment Funds that reported this detail to the Fund.


                   20 | OFI TREMONT CORE STRATEGIES HEDGE FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the OFI Tremont Core Strategies Hedge Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting was adjourned until October 4, 2005 for Proposal
2. At the meeting on October 4, 2005, the total votes cast (89,494.42 shares) were not sufficient to meet the quorum requirements necessary to hold a valid shareholder meeting. As a result, the sub-proposals in Proposal 2, as described in the Fund's proxy statement for that meeting, were not approved.

-----------------------------------------------------------------------------
PROPOSAL 1.

NOMINEE                                 FOR           WITHHELD          TOTAL
-----------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                   89,494.42               0.00      89,494.42
Robert G. Galli                   89,494.42               0.00      89,494.42
Phillip A. Griffiths              89,494.42               0.00      89,494.42
Mary F. Miller                    89,494.42               0.00      89,494.42
Joel W. Motley                    89,494.42               0.00      89,494.42
John V. Murphy                    89,494.42               0.00      89,494.42
Kenneth A. Randall                72,086.68          17,407.74      89,494.42
Russell S. Reynolds, Jr.          89,494.42               0.00      89,494.42
Joseph M. Wikler                  89,494.42               0.00      89,494.42
Peter I. Wold                     89,494.42               0.00      89,494.42
Clayton K. Yeutter                72,086.68          17,407.74      89,494.42

-----------------------------------------------------------------------------
PROPOSAL 2.

                                        FOR     AGAINST   ABSTAIN       TOTAL
-----------------------------------------------------------------------------
2A: Borrowing                     47,424.22   42,070.20      0.00   89,494.42
2D: Lending                       64,831.96   24,662.46      0.00   89,494.42
2E: Real Estate and Commodities   89,494.42        0.00      0.00   89,494.42
2F: Senior Securities             89,494.42        0.00      0.00   89,494.42


                  21 | OFI TREMONT CORE STRATEGIES HEDGE FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to semiannual reports.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005